Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Cash and Cash Equivalents

The components of cash and cash equivalents include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Cash
Cash at banks and on hand	276	873
Cash equivalents
Money market accounts and other securities	235	1,095
Cash and cash equivalents	511	1,968